Note 40 - COVID-19	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of COVID-19 [text block]
40	COVID- 19

Due to the worldwide COVID-
19
outbreak, material uncertainties
may
come into existence that could influence management's going concern assumption. Management cannot accurately predict the future impact that COVID-
19
may
have on:

•	global gold prices;
•	demand for gold and the ability to refine and sell gold produced;
•	the severity and the length of potential measures taken by governments to manage the spread of the disease, and their effect on labour availability and supply lines;
•	availability of government supplies, such as water and electricity;
•	local currency purchasing power; or
•	ability to obtain funding.

With regular lockdowns implemented by the Government of Zimbabwe and the Government of South Africa the Group's supply chain has continued to function at a level that is adequate to augment the Group's inventories, which management believes are sufficient to maintain normal production without interruption and accordingly the current situation bears no
impact on management's going concern assumption.

Further management had to incur additional costs to ensure the wellbeing of its employees and made donations to stakeholders in Zimbabwe to assist in curbing the effects of COVID-
19.
The cost related to these expenditures are disclosed in notes
9
and
13.

Work on the Central Shaft project from
April 2020
was delayed by restrictions on the movement of specialised personnel and the transport of equipment due to the COVID-
19
pandemic. The Central Shaft is now expected to be commissioned in the first
quarter of
2021
instead of the
fourth
quarter of
2020.
The delay in commissioning has affected target production for
2021
which has been reduced from approximately
75,000
ounces to a range of
61,000
to
67,000
ounces. There is
no
change to the target production rate of
80,000
ounces in from
2022
onwards.

At the date of the authorisation of the financial statements management is of the opinion that the effects of COVID-
19
has been considered in making significant judgements and estimates, valuations and evaluating our going concern principle.